Other Assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other Assets	Other Assets

	December 31 2020	December 31 2019
	$	$
Financial assets
Investments held for self-insured liabilities	174.9	153.0
Holdbacks on long-term contracts	25.9	33.9
Other	12.4	12.6
Non-financial assets
Investments in joint ventures and associates	8.3	8.8
Other	11.8	16.9
	233.3	225.2
Less current portion - financial	34.7	11.6
Less current portion - non-financial	7.4	6.5
Long-term portion	191.2	207.1

Financial assets-other primarily include indemnifications, sublease receivables, and deposits. Non-financial assets - other include deferred contract costs, transactions costs on long-term debt, and investment tax credits.

Investments held for self-insured liabilities include government and corporate bonds that are classified as FVOCI with unrealized gains (losses) recorded in other comprehensive income. Investments also include equity securities that are classified at FVPL with gains (losses) recorded in net income.

Their fair value and amortized cost are as follows:

	December 31 2020		December 31 2019
	$		$
	Fair Value	Amortized Cost/Cost	Fair Value	Amortized Cost/Cost
Bonds	115.5	112.6	102.8	103.4
Equity securities	59.4	54.7	50.2	46.1
Total	174.9	167.3	153.0	149.5

The bonds bear interest at rates ranging from 0.88% to 4.25% per annum (2019 – 0.75% to 5.00%). The terms to maturity of the bond portfolio, stated at fair value, are as follows:

	December 31 2020	December 31 2019
	$	$
Within one year	31.4	9.5
After one year but not more than five years	77.5	79.9
More than five years	6.6	13.4
Total	115.5	102.8